UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2006
Check here if Amendment [X]
This Amendment (check only one):[ ] is a restatement.
[X] Adds new holdings entries.

Institutional Investment Manager Filing this Report:

McIntyre, Freedman, & Flynn Investment Advisers, Inc.
P.O. Box 1689, 4 Main Street
Orleans, MA 02653

13F File Number: 28-05682

The institutional investment manager filing this report and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Thomas P. McIntyre
Title:	President
Phone:	(508) 255-1651

Signature, Place, and Date of Signing:

Thomas P. McIntyre, Orleans, MA February 14, 2007

Report Type (Check only one)

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total:   $81488

List of Other Included Managers:

 No.  13F File Number     Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES COM       COM              00846U101     1574    45179 SH       SOLE                                      45179
AVIS BUDGET GROUP COM          COM              053774105      657    30289 SH       SOLE                     6280             24009
BEST BUY INC COM               COM              086516101     2645    53777 SH       SOLE                                      53777
CBS CORP COM                   COM              124857202      823    26399 SH       SOLE                                      26399
CHEVRONTEXACO CORP COM         COM              166764100      247     3357 SH       SOLE                                       3357
CISCO SYS INC COM              COM              17275R102      298    10893 SH       SOLE                                      10893
CITIGROUP INC COM              COM              172967101     4492    80655 SH       SOLE                     5000             75655
CONTINUCARE CORP COM           COM              212172100      279   100000 SH       SOLE                   100000
COUNTRYWIDE FINANCIAL COM      COM              222372104     3805    89631 SH       SOLE                                      89631
CP POKPHAND LTD SPONSORED ADR  COM              125918201       13    23090 SH       SOLE                                      23090
DOW CHEM CO COM                COM              260543103     2238    56091 SH       SOLE                                      56091
DU PONT E I DE NEMOURS COM     COM              263534109      255     5236 SH       SOLE                                       5236
DUKE POWER CO COM              COM              26441C105      219     6609 SH       SOLE                                       6609
ERICSSON L M TEL CO ADR B SEK  COM              294821608     1724    42853 SH       SOLE                      440             42413
EXXON MOBIL CORP COM           COM              30231G102      318     4152 SH       SOLE                                       4152
GENERAL ELEC CO COM            COM              369604103      337     9052 SH       SOLE                                       9052
GENESIS TECHNOLOGY GRP COM     COM              37184Q102        2    15000 SH       SOLE                    15000
GLAXOSMITHKLINE PLC SPONSORED  COM              37733W105     2849    53992 SH       SOLE                     1000             52992
HALLWOOD GROUP INC COM NEW     COM              406364406     2392    19525 SH       SOLE                    19430                95
HARRAHS ENTMT INC COM          COM              413619107     6661    80525 SH       SOLE                     8797             71728
INDYMAC MORTGAGE HOLDINGS, INC COM              456607100      333     7371 SH       SOLE                                       7371
JUNIPER NETWORKS INC COM       COM              48203R104     2058   108675 SH       SOLE                                     108675
KONINKLIJKE PHILIPS ELECTRONIC COM              500472303     2741    72928 SH       SOLE                                      72928
LSI LOGIC CORP COM             COM              502161102     2233   248135 SH       SOLE                    12000            236135
LYNCH CORP COM                 COM              50186A108      108    15500 SH       SOLE                    15500
MERRILL LYNCH & CO INC COM     COM              590188108     5100    54781 SH       SOLE                                      54781
MICROSOFT CORP COM             COM              594918104      264     8854 SH       SOLE                                       8854
MORGAN J P & CO INC COM        COM              46625H100     4141    85725 SH       SOLE                      200             85525
MOTOROLA INC COM               COM              620076109     3665   178279 SH       SOLE                     7500            170779
NORTEL NETWORKS CORP COM       COM              656568508     1053    39402 SH       SOLE                      500             38902
NOVARTIS A G SPONSORED ADR     COM              66987v109     3506    61035 SH       SOLE                                      61035
OPENWAVE SYS INC COM           COM              683718308      927   100414 SH       SOLE                     5000             95414
PIONEER DRILLING CO COM        COM              723655106     1727   130025 SH       SOLE                    10000            120025
QWEST COMMUNICATIONS           COM              749121109     3916   467823 SH       SOLE                    54000            413823
REALOGY CORP COM               COM              75605E100     2474    81592 SH       SOLE                    15699             65893
REGIONS FINANCIAL CORP COM     COM              7591EP100      735    19650 SH       SOLE                                      19650
SARA LEE CORP COM              COM              803111103      242    14205 SH       SOLE                                      14205
TECO ENERGY INC COM            COM              872375100      376    21821 SH       SOLE                                      21821
TEPPCO PARTNERS L P UT LTD PAR COM              872384102      715    17735 SH       SOLE                                      17735
TEVA PHARMACEUTCL INDS ADR     COM              881624209     1532    49292 SH       SOLE                                      49292
TEXAS INSTRS INC COM           COM              882508104     2633    91408 SH       SOLE                     8250             83158
TIME WARNER INC COM            COM              887317105     3199   146865 SH       SOLE                     2400            144465
UNITED HEALTHCARE CORP COM     COM              91324P102      228     4250 SH       SOLE                                       4250
VIACOM INC CL B                COM              92553P201     1215    29624 SH       SOLE                                      29624
VODAFONE AIRTOUCH PLC SPONSORE COM              92857W209     2448    88117 SH       SOLE                                      88117
WYNDHAM WORLDWIDE CORP COM     COM              98310W108     2081    64976 SH       SOLE                    13490             51486
GENERAL MTRS ACCEP CORP        CORP             370425RX0       10    10000 PRN      SOLE                                      10000